Pension Plans	12 Months Ended
May 31, 2016
Compensation And Retirement Disclosure [Abstract]
Pension Plans

NOTE L — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy is to contribute an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2017, we expect to contribute approximately $54.1 million to the retirement plans in the U.S. and approximately $6.0 million to our foreign plans.

Historically, we estimated the service and interest cost components of net periodic pension and postretirement benefit cost by applying a single weighted-average discount rate, derived from the yield curve used to measure the benefit obligation at the beginning of the period.  During the first quarter of fiscal 2016, we elected to change our approach in estimating service and interest cost by applying the split discount rate approach.  Under the split discount rate approach, we estimate service and interest cost by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We made this change in order to more precisely measure our service and interest costs, and the split discount rate approach achieves this by improving the correlation between projected benefit cash flows and the corresponding spot yield curve rates.  This change will not affect the measurement of our total benefit obligation at our annual measurement date, as the change in service and interest cost is completely offset by deferred actuarial (gains)/losses that will arise at the next annual measurement date.  As this change is treated as a change in estimate, the impact was reflected in the first quarter of fiscal 2016 and prospectively, and historical measurements of service and interest cost were not affected.

This change in estimate reduced our fiscal 2016 annual net periodic benefit expense by approximately $5.4 million for our U.S. Plans and by approximately $1.0 million for our non-U.S. plans versus the amounts that would have been recorded had we not elected to change our approach.  Accordingly, for fiscal 2016, total service cost and interest cost for all plans was $36.9 million and $23.1 million, respectively, a reduction of $0.8 million and $5.6 million, respectively, as a result of implementing the new approach.  This resulted in an increase in income from continuing operations and net income for fiscal 2016 of approximately $6.4 million and $4.7 million, respectively, and an increase in basic and diluted earnings per share of $0.04 and $0.03, respectively, versus what would have been recorded had we not elected to change our approach.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2016	2015	2014	2016	2015	2014
Service cost	$32,808	$30,359	$27,056	$4,061	$4,611	$4,375
Interest cost	17,995	20,119	18,039	5,070	7,184	7,382
Expected return on plan assets	(25,749)	(24,308)	(20,761)	(7,571)	(8,611)	(8,411)
Amortization of:
Prior service cost	234	294	334	(2)	39	19
Net actuarial losses recognized	16,759	13,890	13,222	1,739	2,004	2,448
Curtailment/settlement (gains) losses	87			57		44
Net Pension Cost	$42,134	$40,354	$37,890	$3,354	$5,227	$5,857

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2016 and 2015, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Benefit obligation at beginning of year	$537,465	$476,590	$191,386	$202,168
Service cost	32,808	30,359	4,061	4,611
Interest cost	17,995	20,119	5,070	7,184
Benefits paid	(26,932)	(24,147)	(7,078)	(6,066)
Participant contributions			830	773
Plan amendments			(349)
Plan settlements/curtailments	(272)		(630)
Actuarial (gains)/losses	27,982	28,166	1,778	7,738
Acquisitions and transfers		6,378		781
Premiums paid			(121)	(128)
Currency exchange rate changes			(7,883)	(25,675)
Benefit Obligation at End of Year	$589,046	$537,465	$187,064	$191,386
Fair value of plan assets at beginning of year	$327,427	$282,113	$176,437	$177,079
Actual return on plan assets	(21,742)	11,076	1,619	21,867
Employer contributions	35,735	53,327	6,042	5,601
Participant contributions			830	773
Benefits paid	(26,932)	(24,147)	(7,078)	(6,066)
Premiums paid			(121)	(128)
Plan settlements/curtailments	(272)		(595)
Acquisitions and transfers		5,058
Currency exchange rate changes			(7,670)	(22,689)
Fair Value of Plan Assets at End of Year	$314,216	$327,427	$169,464	$176,437
(Deficit) of plan assets versus benefit obligations at end of year	$(274,830)	$(210,038)	$(17,600)	$(14,949)
Net Amount Recognized	$(274,830)	$(210,038)	$(17,600)	$(14,949)
Accumulated Benefit Obligation	$483,944	$441,306	$175,394	$179,998

The fair value of the assets held by our pension plans has decreased at May 31, 2016 since our previous measurement date at May 31, 2015, due primarily to losses in the stock market. Plan liabilities have increased due to a decrease in interest rates. As such, we have increased our recorded liability for the net underfunded status of our pension plans.  Due to lower discount rates and asset values, we expect pension expense in fiscal 2017 to be above our fiscal 2016 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to further increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2016 and 2015 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Noncurrent assets	$-	$5	$4,297	$1,280
Current liabilities	(15)	(15)	(468)	(402)
Noncurrent liabilities	(274,815)	(210,028)	(21,429)	(15,827)
Net Amount Recognized	$(274,830)	$(210,038)	$(17,600)	$(14,949)

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2016		2015
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$589,046	$314,216	$536,365	$326,323
Plans with accumulated benefit obligations in excess of plan assets	483,944	314,216	440,206	326,323
Plans with assets in excess of projected benefit obligations	-	-	1,100	1,104
Plans with assets in excess of accumulated benefit obligations	-	-	1,100	1,104

	Non-U.S. Plans
	2016		2015
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$141,627	$119,730	$141,149	$124,920
Plans with accumulated benefit obligations in excess of plan assets	46,464	31,868	47,242	33,083
Plans with assets in excess of projected benefit obligations	45,437	49,734	50,237	51,517
Plans with assets in excess of accumulated benefit obligations	128,930	137,596	132,756	143,354

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Net actuarial loss	$(271,456)	$(212,828)	$(43,272)	$(39,307)
Prior service (costs)	(469)	(703)	9	(357)
Total recognized in accumulated other comprehensive
income not affecting retained earnings	$(271,925)	$(213,531)	$(43,263)	$(39,664)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$(349)	$-
Net loss (gain) arising during the year	75,474	41,398	7,731	(5,518)
Effect of exchange rates on amounts included in AOCI			(1,953)	(5,771)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(234)	(294)	(7)	(39)
Amortization or settlement recognition of net (loss)	(16,846)	(13,890)	(1,823)	(2,004)
Total recognized in other comprehensive loss (income)	$58,394	$27,214	$3,599	$(13,332)

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2016 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2017:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(20,804)	$(2,292)
Prior service (cost) credit	$(217)	$2

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.  Actual experience is used to develop the assumption for compensation increases.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2016	2015	2016	2015
Discount rate	3.85%	4.25%	3.13%	3.26%
Rate of compensation increase	3.80%	3.80%	2.81%	2.81%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2016	2015	2014	2016	2015	2014
Discount rate	4.25%	4.30%	4.45%	3.26%	3.82%	3.95%
Expected return on plan assets	7.90%	8.25%	8.50%	4.49%	5.18%	5.37%
Rate of compensation increase	3.80%	3.81%	3.14%	2.81%	3.30%	3.32%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2016	2016	2015
Equity securities	55%	$234.7	$223.2
Fixed income securities	25%	72.1	95.9
Cash		7.1	8.0
Other	20%	0.3	0.3
Total assets	100%	$314.2	$327.4

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2016	2016	2015
Equity securities	43%	$71.7	$75.7
Fixed income securities	38%	67.4	68.9
Cash			0.4
Property and other	19%	30.4	31.4
Total assets	100%	$169.5	$176.4

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2016 and 2015:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
U.S. Treasury and other government	$-	$9,533	$-	$9,533
State and municipal bonds		532		532
Foreign bonds		1,095		1,095
Mortgage-backed securities		12,289		12,289
Corporate bonds		21,035		21,035
Stocks - large cap	28,686			28,686
Stocks - mid cap	12,350			12,350
Stocks - small cap	24,361			24,361
Stocks - international	3,538			3,538
Mutual funds - equity		165,784		165,784
Mutual funds - fixed		27,611		27,611
Cash and cash equivalents	7,108			7,108
Limited partnerships			294	294
Total	$76,043	$237,879	$294	$314,216

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Pooled equities	$-	$70,452	$-	$70,452
Pooled fixed income		67,144		67,144
Foreign bonds		231		231
Insurance contracts			30,379	30,379
Mutual funds		1,214		1,214
Cash and cash equivalents	44			44
Total	$44	$139,041	$30,379	$169,464

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$-	$9,245	$-	$9,245
State and municipal bonds		461		461
Foreign bonds		2,608		2,608
Mortgage-backed securities		11,536		11,536
Corporate bonds		17,894		17,894
Stocks - large cap	36,554			36,554
Stocks - mid cap	14,575			14,575
Stocks - small cap	20,175			20,175
Stocks - international	3,756			3,756
Mutual funds - equity		148,207		148,207
Mutual funds - fixed		54,112		54,112
Cash and cash equivalents	8,019			8,019
Limited partnerships			285	285
Total	$83,079	$244,063	$285	$327,427

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Pooled equities	$-	$74,159	$-	$74,159
Pooled fixed income		68,773		68,773
Foreign bonds		195		195
Insurance contracts			31,384	31,384
Mutual funds		1,502		1,502
Cash and cash equivalents	424			424
Total	$424	$144,629	$31,384	$176,437

The following table includes the activity that occurred during the years ended May 31, 2016 and 2015 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2016	$31,669	191	9	(1,196)	$30,673
Year ended May 31, 2015	29,568	7,659	888	(6,446)	31,669

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations. In general, investments for all plans are managed by private investment managers, reporting to our Investment Committee on a regular basis.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the Standard & Poor’s 500 Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash), weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the Standard & Poor’s 500 Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $16.3 million, $14.9 million and $13.6 million for the years ending May 31, 2016, 2015 and 2014, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $48.0 in 2017, $50.0 in 2018, $53.2 in 2019, $57.1 in 2020, and $56.2 in 2021. In the five years thereafter (2022-2026) we expect to pay $302.0 million.